Income Tax - Schedule of Provision for Income Taxes (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Current:
Federal	$ 393,267	$ 180,694
State and local	165,547	90,393
Total Current	558,814	271,087
Deferred:
Total provision for income taxes	$ 558,814	$ 271,087